Scheduled Maturities Of Time Deposits (Scheduled Maturities Of Time Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Maturities of Time Deposits [Abstract]
2015	$ 496,605
2016	185,353
2017	111,697
2018	147,564
2019	84,888
Over five years	556
Time Deposits, Total	$ 1,026,663	$ 1,077,606